Putnam
Asia Pacific
Growth
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-00


[SCALE LOGO OMITTED]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[COPYRIGHT]  Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on the first half of fiscal year 2000. In the following report, the fund's managers discuss performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam Asia Pacific Growth Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 17, 2000


Report from the Fund Managers

Paul C. Warren
Carmel Peters

Stocks in Asia and the Pacific Basin continued to appreciate in the first half of Putnam Asia Pacific Growth Fund's 2000 fiscal year. The period opened amid a robust rally across the region. Though this trend gave way in January, your fund still emerged with a strong return for the overall period and achieved more than double the performance of the MSCI Pacific Index, the fund's benchmark. The fundamental condition and outlook for the region remain mostly upbeat. Economic growth is gathering pace, a growing number of corporations are taking new steps to enhance their competitiveness, and many companies in the region have emerged as leaders in the global technology sector.

Total return for 6 months ended 3/31/00

       Class A           Class B           Class C           Class M
   NAV      POP      NAV      CDSC     NAV      CDSC     NAV      POP
------------------------------------------------------------------------
  32.77%   25.16%   32.23%   27.22%   32.22%   31.22%   32.43%   27.84%
------------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* STRONG RALLY LIFTS FUND BEFORE SUBSIDING

Rapid market movements dominated the past six months. The fourth quarter of 1999 was especially dramatic because of the speed of the gains and their global nature. In almost every market, stocks in the technology, telecommunications, and media sectors surged as investors showed great confidence in possibilities for computer and telecommunications technology, and the Internet in particular, to slash business costs and enhance productivity.

Fortunately for your fund, Japan is a leader in many of the new technologies associated with the "new economy". Several Japanese stocks held in the portfolio were among the best performers worldwide, for example, NTT DoCoMo, a subsidiary of Japan's national telecommunications company that specializes in wireless telephone service and is the global leader in technology for transmitting data over wireless devices. Other Japanese stocks that contributed strong performance included Nikko Securities, Fuji Machine Manufacturing Company, and Sony. Investors are impressed with many new Sony products including Playstation 2, which is set for global release. While these holdings, as well as others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.


[GRAPHIC OMITTED: horizontal bar chart TOP COUNTRY ALLOCATIONS]

TOP COUNTRY ALLOCATIONS*

Japan           58.7%

Hong Kong       14.7%

Taiwan           8.2%

South Korea      5.9%

Australia        5.6%

Footnote reads:
*Based on net assets as of 3/31/00. Holdings will vary over time.

As occasionally happens in financial markets, the prices of many high-flying stocks rose faster than earnings, increasing what we call valuation risk, or the fluctuations that occur when investors question whether a stock merits its high price. As a result, many stocks, particularly in Japan, came off their peaks in January and though they rebounded in February, weakened again in March. As always, we took steps to limit risk. We sold stocks we considered most vulnerable to volatility, including Hikari Tsushin, a Japanese technology retailer, Benesse, an adult education company, and several software companies.

During the period, Japan remained the fund's largest country weighting by far and was one of the world's best-performing markets. On the economic front, Japan's economy once again contracted in late 1999 but is growing again and is likely to accelerate. Although large public debt looms as a risk, consumer spending is showing some improvement, especially among the young. The yen remained strong during the six-month period, which helps other Asian countries by giving them a competitive cost advantage relative to Japan.

* PORTFOLIO MOVES MADE WITH EYE ON CONTROLLING RISK

Our investment strategy is to constantly compare the growth prospects of a stock with its risk. We select stocks of growing companies that are priced below their fundamental worth and are managed in ways that we believe can help the stock appreciate to its appropriate value. Conversely we seek to sell stocks that we believe have reached their full potential.

On a fundamental level, more and more Japanese companies look attractive to us as they announce restructurings. Many, such as Fujitsu and Nikko Securities, are following through with genuine reforms, such as cutting redundant workers and shutting down unprofitable business units. We also added Nomura Securities, Japan's largest stock brokerage, which is benefiting from an internal restructuring. As a major investment banker, Nomura is profiting from advising other Japanese companies undertaking restructuring. As Japanese investors shift billions out of low-yielding postal savings accounts and into equity investments, Nomura is likely to be a prime beneficiary. Finally Nomura will list its research arm -- Nomura Research -- as a separate stock this year, which is likely to unlock value not yet fully reflected in Nomura's price.


Putnam Asia Pacific Growth Fund's class A shares were ranked in the top quartile by Lipper for the 5-year period ended March 31, 2000. The fund ranked in the top 20%, or 7 out of 34 Pacific Region funds that were ranked.

Past performance is no guarantee of future results. Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. Performance of other share classes will vary. The fund was ranked 7 out of 43 (16%) for the three-year period and 23 out of 58 (39%) for the one-year period. The fund was not ranked over longer periods.


We also modified positions in Japan to reflect changes in prospects for different companies. For example, we sold the fund's position in DDI Corporation, as NTT DoCoMo emerged as the leader in the wireless Internet products with a proprietary technology that will become a global standard. NTT DoCoMo's subsidiary, 1Mode, forecast sales of 2 million mobile phones this year, but the actual rate is much higher and could reach 7 million. We sold Yamanouchi Pharmaceuticals and added Takeda Chemical Industries, which has more attractive global partnerships that can aid its future research.

* TECHNOLOGY OFFERS FERTILE FIELD FOR INVESTING

Although technology stocks in Asia have experienced significant volatility in recent months, we remain confident in the fund's holdings because our investment decisions are backed by rigorous research. We believe we are able to identify the leading companies in these industries -- those that are well managed and focused on profits -- and we strive to buy them at attractive prices to limit risk. Our research process also helps us to identify companies in other sectors that stand to benefit from opportunities made possible by new technologies.

One of the fund's largest holdings in the technology sector is Samsung Electronics of South Korea. The company is a leader in several profitable product areas including DRAM semiconductor chips, liquid crystal display (LCD) screens for computer monitors, and cellular telephones. With strong demand for computers around the world, semiconductors including DRAM memory chips have had a tremendous price recovery and have added to Samsung's profits. LCD screens have huge growth potential; consumers are likely to prefer them to traditional monitors because of their graphic quality and compact size. Another company that is focusing on higher-end products is Hon Hai Precision Industry in Taiwan. Hon Hai has repositioned itself by adding new products -- networking components -- to its traditional product line of personal computer connectors.


"Asia's economic recovery from financial crisis has "exceeded all expectations," with growth this year likely to reach 6.2 percent for the second year in succession, according to the Asian Development Bank."

-- Financial Times, April 26, 2000


We have also identified companies benefiting from outsourcing as large Asian companies restructure as well as from a large upswing in business capital expenditures. We favor Japan's Advantest, Fuji Machine, and Keyence. Taiwan Semiconductor Manufacturing and United Microelectronics are benefiting from the outsourcing trend. Both make wafers for computer boards and telecommunication products and are attracting new orders from larger companies that want to lower their manufacturing costs.

Several fund holdings outside the technology sector are poised to enhance profits by adding business-to-business (B2B) capabilities, which should improve efficiency. We favor Hutchison Whampoa, which has a dominant presence in the port of Hong Kong and can use its unique knowledge in building its B2B capabilities. The fund also owns Li & Fung, a Hong Kong trading company that functions as a middleman, bringing together international retailers with manufacturers in Asia. The company can realize substantial cost savings as it adds online capabilities. We added Nippondenso of Japan during the past six months. This company specializes in electronic automobile components and stands to attract new orders from U.S. automotive companies that are expanding their supply network for auto parts from international vendors.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Murata Manufacturing Co., Ltd.
Japan
Electronics

Nikko Securities Co., Ltd.
Japan
Investment banking/brokerage

Sony Corp.
Japan
Consumer cyclicals

NTT DoCoMo
Japan
Telecommunications

NEC Corp.
Japan
Technology

China Telecom Ltd.
Hong Kong
Telecommunications

Nomura Securities Co. Ltd.
Japan
Investment banking/brokerage

Samsung Electronics Co.
South Korea
Electronics

Hutchison Whampoa, Ltd.
Hong Kong
Conglomerate

Kyocera Corp.
Japan
Electronics

These holdings represent 35.0% of the fund's net assets as of 3/31/00. Portfolio holdings will vary over time.


* HORIZON STILL BRIGHT

As the fund moves into the second half of the fiscal year, our outlook is quite constructive. Although volatility in the United States technology sector has had ripple effects in Asia, the fundamental situation remains solid. Asian economies continue to expand and many companies, especially those we favor, are being managed in ways that help them compete in the global economy. While monitoring risks, we continue to focus on finding stocks with attractive growth prospects.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/00, there is no guarantee the fund will continue to hold these securities in the future.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Funds investing in a single region may be subject to more volatility than funds investing in a diverse group of regions.


Performance Summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Asia Pacific Growth Fund is designed for investors seeking capital appreciation through common stocks and other securities of Asian or Pacific Basin companies.

TOTAL RETURN FOR PERIODS ENDED 3/31/00

                        Class A           Class B            Class C          Class M
(inception dates)      (2/20/91)          (6/1/93)          (7/26/99)        (2/1/95)
                     NAV      POP      NAV     CDSC      NAV     CDSC      NAV      POP
----------------------------------------------------------------------------------------
6 months           32.77%   25.16%   32.23%   27.22%   32.22%   31.22%   32.43%   27.84%
----------------------------------------------------------------------------------------
1 year*            79.28    68.97    77.92    72.92    78.05    77.05    78.58    72.32
----------------------------------------------------------------------------------------
5 years            71.39    61.47    65.21    63.21    65.15    65.15    67.35    61.44
Annual average     11.38    10.06    10.56    10.29    10.55    10.55    10.85    10.05
----------------------------------------------------------------------------------------
Life of fund      166.51   151.29   148.50   148.50   148.95   148.95   153.75   144.85
Annual average     11.36    10.64    10.51    10.51    10.53    10.53    10.76    10.33
----------------------------------------------------------------------------------------

* Returns were achieved during favorable market conditions that may not be sustainable.


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/00

                                          MSCI               Consumer
                                     Pacific Index          price index
-------------------------------------------------------------------------
6 months                                 15.61%                2.03%
-------------------------------------------------------------------------
1 year                                   41.12                 3.69
-------------------------------------------------------------------------
5 years                                  14.40                13.15
Annual average                            2.73                 2.50
-------------------------------------------------------------------------
Life of fund                             35.10                27.00
Annual average                            3.37                 2.67
-------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/00

                                Class A      Class B     Class C         Class M
-----------------------------------------------------------------------------------
Distributions (number)             1            1           1               1
-----------------------------------------------------------------------------------
Income                          $0.130        $0.059     $0.114          $0.083
-----------------------------------------------------------------------------------
Capital gains                     --             --         --             --
-----------------------------------------------------------------------------------
  Total                         $0.130        $0.059     $0.114          $0.083
-----------------------------------------------------------------------------------
Share value:                 NAV       POP       NAV        NAV       NAV      POP
-----------------------------------------------------------------------------------
9/30/99                    $13.49    $14.31    $13.20     $13.48    $13.35   $13.83
-----------------------------------------------------------------------------------
3/31/00                     17.77     18.85     17.39     17.70     17.59     18.23
-----------------------------------------------------------------------------------




Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Morgan Stanley Capital International (MSCI) Pacific Index is an index of equity securities issued by companies located in five Asian countries. All values are expressed in U.S. dollars. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and
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or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at

http://www.putnaminv.com


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
March 31, 2000 (Unaudited)


COMMON STOCKS (99.6%) (a)
NUMBER OF SHARES                                                                                                       VALUE
Australia (5.6%)
----------------------------------------------------------------------------------------------------------------------------
               505,180  Austar United Communications Ltd.                                                   $      2,597,118
               456,960  Broken Hill Proprietary Co., Ltd.                                                          4,952,181
             1,133,712  Cable & Wireless Optus Ltd. (NON)                                                          4,544,870
               328,700  Cable & Wireless Optus Ltd. 144A (NON)                                                     1,317,706
               218,019  News Corp. Ltd. ADR                                                                       12,263,569
               239,979  News Corp. Ltd.                                                                            3,355,470
               392,849  Publishing and Broadcasting Ltd.                                                           3,338,245
               743,000  Westpac Banking Corp.                                                                      4,654,238
                                                                                                            ----------------
                                                                                                                  37,023,397

Hong Kong (14.7%)
----------------------------------------------------------------------------------------------------------------------------
                54,000  Asia Satellite Telecommunications Holdings Ltd.                                              211,520
             2,088,800  Cable & Wireless HKT Ltd.                                                                  5,472,487
             1,055,000  Cheung Kong Holdings                                                                      15,784,691
             2,465,100  China Telecom Ltd. (NON)                                                                  21,607,022
                31,100  China.com Corp. (NON)                                                                      2,519,100
               634,000  Citic Pacific Ltd.                                                                         3,843,164
             8,956,000  e-New Media Co. Ltd. (NON)                                                                 2,904,245
               900,000  Hutchison Whampoa, Ltd.                                                                   16,239,646
             1,088,500  Johnson Electric Holdings Ltd.                                                             7,443,990
             1,840,000  Legend Holdings Ltd.                                                                       2,871,123
             2,510,000  Li & Fung Ltd.                                                                            11,636,936
               650,000  Sun Hung Kai Properties Ltd.                                                               5,634,752
               326,000  Sunevision Holdings, Ltd. 144A (NON)                                                         544,275
                 5,150  Sunevision Holdings, Ltd. (NON)                                                                8,598
                                                                                                            ----------------
                                                                                                                  96,721,549

India (0.1%)
----------------------------------------------------------------------------------------------------------------------------
                40,500  SSI, Ltd 144A GDR                                                                            556,875

Japan (58.2%)
----------------------------------------------------------------------------------------------------------------------------
                66,800  Advantest Corp.                                                                           14,218,736
                    80  Ariake Japan Co. Ltd.                                                                          4,415
               147,900  BODYSONIC Co., Ltd. (NON)                                                                  3,265,156
                47,100  Data Communication Systems Co., Ltd.                                                       3,156,257
               204,000  Eisai Co. Ltd.                                                                             5,390,446
                14,790  Fancl Corp.                                                                                2,424,306
               103,400  Fuji Machine Manufacturing Co., Ltd.                                                       7,706,770
               106,000  Fujisawa Pharmaceutical Co.                                                                3,727,655
               507,000  Fujitsu Ltd.                                                                              15,600,762
               654,000  Furukawa Electric Co., Ltd.                                                               11,020,318
                40,000  Hitachi Information Systems, Ltd.                                                          2,074,827
                   300  Hoshiden Corp.                                                                                15,004
               234,000  INES Corp.                                                                                 4,640,227
                28,000  Itoen, Ltd.                                                                                3,391,619
                35,300  Kadokawa Shoten Publishing Co., Ltd.                                                       8,396,552
                    10  KDD Corp.                                                                                        844
                17,200  Keyence Corp                                                                               6,888,737
                55,800  Kojima Co Ltd.                                                                             1,610,716
                94,200  Kyocera Corp.                                                                             15,790,485
                29,000  Matsushita Communication Industrial Co., Ltd.                                              5,354,108
                    50  Meiji Seika Kaisha Ltd.                                                                          350
               318,000  Mitsubishi Trust and Banking Corp.                                                         2,957,273
               152,000  Murata Manufacturing Co. Ltd.                                                             37,046,010
               732,000  NEC Corp.                                                                                 21,666,113
             2,108,000  Nikko Securities Co. Ltd.                                                                 31,999,922
                35,600  Nintendo Co. Ltd.                                                                          6,277,034
                   747  Nippon Telegraph and Telephone Corp.                                                      11,894,207
                15,220  Nippon Television Network Corp.                                                           10,838,507
               227,000  Nippondenso Co., Ltd.                                                                      5,421,657
               515,000  Nomura Securities Co. Ltd.                                                                16,853,082
                   604  NTT DoCoMo                                                                                24,839,699
                27,900  Rohm Co. Ltd.                                                                              9,729,706
                49,950  SANIX Inc.                                                                                 3,449,707
                63,000  Seven-Eleven Japan Co., Ltd.                                                               7,261,893
               124,500  Sharp Corp.                                                                                2,669,508
               336,000  Shiseido Co., Ltd.                                                                         4,578,685
                 7,000  Softbank Corp.                                                                             6,256,716
               197,400  Sony Corp.                                                                                27,960,340
               431,023  Sumitomo Corp.                                                                             5,237,790
               118,000  Taiyo Yuden Co., Ltd.                                                                      7,642,278
               137,000  Takeda Chemical Industries                                                                 9,769,464
                64,100  THK Co., Ltd.                                                                              2,955,475
                98,900  Toyota Motor Corp.                                                                         5,187,975
                62,000  Yamada Denki                                                                               6,298,720
                                                                                                            ----------------
                                                                                                                 383,470,051

Malaysia (1.0%)
----------------------------------------------------------------------------------------------------------------------------
             2,090,000  Public Bank Berhad                                                                         2,200,058
               520,000  Resorts World Berhad                                                                       1,724,256
               590,000  Telekom Malaysia                                                                           2,422,169
                                                                                                            ----------------
                                                                                                                   6,346,483

New Zealand (0.1%)
----------------------------------------------------------------------------------------------------------------------------
               785,100  Carter Holt Harvey Ltd.                                                                      678,119

Singapore (4.1%)
----------------------------------------------------------------------------------------------------------------------------
               319,200  Chartered Semiconductor Manufacturing (NON)                                                3,022,233
               221,000  Datacraft Asia Ltd.                                                                        2,066,350
               627,400  Oversea-Chinese Banking Corp. Ltd.                                                         3,886,873
               124,000  Singapore Press Holdings Ltd.                                                              1,978,492
                24,300  St. Assembly Test Services Ltd. ADR (NON)                                                  1,178,550
               133,200  St. Assembly Test Services, Ltd. (NON)                                                       657,826
             1,010,500  Venture Manufacturing Ltd.                                                                13,878,872
                                                                                                            ----------------
                                                                                                                  26,669,196

South Korea (5.9%)
----------------------------------------------------------------------------------------------------------------------------
                61,340  Korea Telecom Corp. (NON)                                                                  2,683,625
                20,500  Pohang Iron & Steel Company, Ltd.                                                          2,005,438
               101,600  Pohang Iron & Steel Company, Ltd. ADR                                                      2,794,000
               266,500  Samsung Corp.                                                                              3,581,471
                54,177  Samsung Electronics Co.                                                                   16,423,701
                85,200  Samsung Electro-Mechanics Co. (NON)                                                        5,952,434
               136,700  SK Telecom Co., Ltd. ADR                                                                   5,331,300
                                                                                                            ----------------
                                                                                                                  38,771,969

Taiwan (8.2%)
----------------------------------------------------------------------------------------------------------------------------
               130,698  ASE Test Limited (NON)                                                                     3,790,242
             1,958,400  Far Eastern Textile Ltd.                                                                   4,061,198
                24,700  GigaMedia Ltd. (NON)                                                                       1,339,975
               912,600  Hon Hai Precision Industry                                                                10,603,943
               480,260  President Chain Store Corp.                                                                2,244,797
             1,152,000  Siliconware Precision Industries Co. GDR                                                   2,578,539
                64,900  Synnex Technology International Corp.                                                      2,052,463
             2,130,060  Taiwan Semiconductor Manufacturing Co.                                                    14,373,348
             1,983,450  United Microelectronics Corp.                                                              7,703,986
                98,100  Winbond Electronics Corp. GDR (NON)                                                        2,881,688
                82,900  Winbond Electronics Corp. GDR 144A (NON)                                                   2,435,188
                                                                                                            ----------------
                                                                                                                  54,065,367

Thailand (0.8%)
----------------------------------------------------------------------------------------------------------------------------
                98,000  Advanced Info Service Public Co., Ltd. (NON)                                               1,475,826
             1,187,000  TelecomAsia Corporation Public Co. Ltd. (NON)                                              1,960,040
               502,400  Total Access Communication Public Co. Ltd.                                                 1,607,681
                                                                                                            ----------------
                                                                                                                   5,043,547

United Kingdom (0.9%)
----------------------------------------------------------------------------------------------------------------------------
               527,200  HSBC Holdings Plc                                                                          6,161,331
                                                                                                            ----------------
                        Total Common Stocks (cost $410,199,480)                                             $    655,507,884

UNITS (0.5%) (a)
NUMBER OF UNITS                                                                                                        VALUE
----------------------------------------------------------------------------------------------------------------------------
                56,000  Tokyo Broadcasting System, Inc. Structured Note
                          (Issued by UBS AG) 3.15%, 2000 (Japan)                                            $      2,226,997
                   580  Nippon Television Networks Structured Note
                          (Issued by Lehman Brothers) Exp. 8/4/00 (Japan)                                            800,829
                                                                                                            ----------------
                        Total Units (cost $2,193,423)                                                       $      3,027,826

SHORT-TERM INVESTMENTS (0.3%) (a) (cost $1,785,000)
PRINCIPAL AMOUNT                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
$            1,785,000  Interest in $754,202,000 joint repurchase agreement dated
                          March 31, 2000 with Morgan (J.P.) & Co., Inc. due
                          April 3, 2000 with respect to various U.S. Treasury
                          obligations -- maturity value of $1,785,906 for an effective
                          yield of 6.09%                                                                    $      1,785,000
----------------------------------------------------------------------------------------------------------------------------
                        Total Investments (cost $414,177,903) (b)                                           $    660,320,710
----------------------------------------------------------------------------------------------------------------------------


  (a) Percentages indicated are based on net assets of $658,383,097.

  (b) The aggregate identified cost on a tax basis is $431,398,499, resulting in gross unrealized appreciation and depreciation of $243,793,380 and $14,871,169, respectively, or net unrealized appreciation of $228,922,211.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipts respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentration greater than 10% at March 31, 2000 (as a percentage of net assets):

      Electronics       30.5%


--------------------------------------------------------------------------
Forward Currency Contracts to Sell at March 31, 2000 (Unaudited)
                       Market    Aggregate Face    Delivery    Unrealized
                       Value         Value           Date     Depreciation
--------------------------------------------------------------------------
Japanese Yen        $23,126,98    $22,022,833      9/6/2000    $(1,104,148)
--------------------------------------------------------------------------

* The accompanying notes are an integral part of these financial statements.



Statement of assets and liabilities
March 31, 2000 (Unaudited)
Assets
----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $414,177,903) (Note 1)                                           $660,320,710
----------------------------------------------------------------------------------------------
Cash                                                                                   585,466
----------------------------------------------------------------------------------------------
Foreign currency                                                                        24,845
----------------------------------------------------------------------------------------------
Interest, dividends and other receivables                                              933,140
----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                              12,557,238
----------------------------------------------------------------------------------------------
Receivable for securities sold                                                      18,487,970
----------------------------------------------------------------------------------------------
Total assets                                                                       692,909,369

Liabilities
----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    21,502,097
----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           9,814,063
----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         1,310,033
----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                             218,233
----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           24,876
----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             2,597
----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                 516,681
----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                          1,104,148
----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  33,544
----------------------------------------------------------------------------------------------
Total liabilities                                                                   34,526,272
----------------------------------------------------------------------------------------------
Net assets                                                                        $658,383,097

Represented by
----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                   $544,467,593
----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                          (17,309,948)
----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                             (113,946,902)
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                       245,172,354
----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                        $658,383,097

Computation of net asset value and offering price
----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($332,829,710 divided by 18,733,782 shares)                                             $17.77
----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $17.77)*                                 $18.85
----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($286,788,270 divided by 16,490,961 shares)**                                           $17.39
----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($20,212,556 divided by 1,141,745 shares)**                                             $17.70
----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($18,552,561 divided by 1,055,004 shares)                                               $17.59
----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $17.59)*                                 $18.23
----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


The accompanying notes are an integral part of these financial statements.



Statement of operations
Six months ended March 31, 2000 (Unaudited)

Investment income:
----------------------------------------------------------------------------------------------
Dividends (net foreign tax of $153,101)                                           $  1,609,804
----------------------------------------------------------------------------------------------
Interest                                                                               158,528
----------------------------------------------------------------------------------------------
Total investment income                                                              1,768,332

Expenses:
----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     2,477,098
----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                         883,223
----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        1,459
----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         5,903
----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                  407,617
----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                1,405,272
----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   50,003
----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   72,406
----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 15,464
----------------------------------------------------------------------------------------------
Registration fees                                                                           44
----------------------------------------------------------------------------------------------
Auditing                                                                                15,555
----------------------------------------------------------------------------------------------
Legal                                                                                    4,573
----------------------------------------------------------------------------------------------
Postage                                                                                 26,685
----------------------------------------------------------------------------------------------
Other                                                                                   65,277
----------------------------------------------------------------------------------------------
Total expenses                                                                       5,430,579
----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                            (118,997)
----------------------------------------------------------------------------------------------
Net expenses                                                                         5,311,582
----------------------------------------------------------------------------------------------
Net investment loss                                                                 (3,543,250)
----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                    69,145,586
----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                           (220,834)
----------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in
foreign currencies during the period                                                  (943,729)
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                       109,991,280
----------------------------------------------------------------------------------------------
Net gain on investments                                                            177,972,303
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              $174,429,053
----------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets
                                                                    Six months ended         Year ended
                                                                            March 31       September 30
                                                                                2000*              1999
-------------------------------------------------------------------------------------------------------
Increase in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment loss                                                      $(3,543,250)       $(1,598,860)
-------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                             68,924,752         23,881,770
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                    109,047,551        153,873,480
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                     174,429,053        176,156,390
-------------------------------------------------------------------------------------------------------

Distributions to shareholders:
-------------------------------------------------------------------------------------------------------
From net investment income
   Class A                                                                (2,586,266)       (13,528,305)
-------------------------------------------------------------------------------------------------------
   Class B                                                                (1,051,311)       (12,499,068)
-------------------------------------------------------------------------------------------------------
   Class C                                                                   (42,443)                --
-------------------------------------------------------------------------------------------------------
   Class M                                                                  (102,650)          (706,133)
-------------------------------------------------------------------------------------------------------
In excess of net investment income
   Class A                                                                        --           (109,720)
-------------------------------------------------------------------------------------------------------
   Class B                                                                        --           (101,372)
-------------------------------------------------------------------------------------------------------
   Class M                                                                        --             (5,727)
-------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)               1,382,619         (9,649,628)
-------------------------------------------------------------------------------------------------------
Total increase in net assets                                             172,029,002        139,556,437

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                      486,354,095        346,797,658
-------------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income of $17,309,948,
and $9,984,028, respectively)                                           $658,383,097       $486,354,095
-------------------------------------------------------------------------------------------------------

* Unaudited


The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a share outstanding throughout the period)

CLASS A
--------------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             March 31
operating performance               (Unaudited)                                Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $13.49          $8.83         $13.58         $13.63         $13.58         $14.64
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               (.06)(c)       (.01)(c)        .11(c)         .05(c)         .03(c)         .02
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 4.47           5.79          (4.77)           .41            .63           (.63)
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      4.41           5.78          (4.66)           .46            .66           (.61)
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.13)         (1.11)          (.09)          (.43)          (.60)          (.04)
--------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                            --           (.01)            --           (.08)            --             --
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                               --             --             --             --             --           (.41)
--------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                          --             --             --             --           (.01)            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.13)         (1.12)          (.09)          (.51)          (.61)          (.45)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $17.77         $13.49          $8.83         $13.58         $13.63         $13.58
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                    32.77*         71.79         (34.47)          3.47           5.02          (4.14)
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $332,830       $248,255       $240,978       $515,107       $223,307       $158,773
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .68*          1.46           1.46           1.50           1.54           1.55
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)           (.38)*         (.14)          1.05            .40            .20            .14
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    79.15*        183.18         128.25          89.77          72.68          91.13
--------------------------------------------------------------------------------------------------------------------------
    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

  (c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
--------------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             March 31
operating performance               (Unaudited)                                Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $13.20          $8.68         $13.34         $13.41         $13.37         $14.53
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               (.12)(c)       (.10)(c)        .03(c)        (.06)(c)       (.07)(c)       (.07)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 4.37           5.70          (4.69)           .41            .63           (.64)
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      4.25           5.60          (4.66)           .35            .56           (.71)
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.06)         (1.07)            --           (.36)          (.51)          (.04)
--------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                            --           (.01)            --           (.06)            --             --
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                               --             --             --             --             --           (.41)
--------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                          --             --             --             --           (.01)            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.06)         (1.08)            --           (.42)          (.52)          (.45)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $17.39         $13.20          $8.68         $13.34         $13.41         $13.37
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                    32.23*         70.58         (34.93)          2.66           4.33          (4.88)
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $286,788       $221,291       $100,331       $199,036       $225,241       $144,514
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                  1.05*          2.21           2.21           2.25           2.30           2.31
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)           (.75)*         (.91)           .32           (.45)          (.55)          (.62)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    79.15*        183.18         128.25          89.77          72.68          91.13
--------------------------------------------------------------------------------------------------------------------------
    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

  (c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
--------------------------------------------------------------------------------------------------------------------------
                                                                                           Six months
                                                                                             ended     For the period
Per-share                                                                                   March 31   July 26, 1999+
operating performance                                                                     (Unaudited)    to Sept. 30
--------------------------------------------------------------------------------------------------------------------------
                                                                                                 2000           1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                            $13.48         $12.15
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                     (.13)(c)       (.02)(c)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                       4.46           1.35
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                            4.33           1.33
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                (.11)            --
--------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                  --             --
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                     --             --
--------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                                                --             --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                              (.11)            --
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                  $17.70         $13.48
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                          32.22*         10.95*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                $20,212         $2,308
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                        1.05*           .41*
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                                                 (.75)*         (.19)*
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                          79.15*        183.18
--------------------------------------------------------------------------------------------------------------------------
    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

  (c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
--------------------------------------------------------------------------------------------------------------------------
                                     Six months
                                        ended                                                               For the period
Per-share                             March 31                                                               Feb. 1, 1995+
operating performance               (Unaudited)                      Year ended September 30                  to Sept. 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $13.35          $8.78         $13.46         $13.54         $13.53         $12.41
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               (.10)(c)       (.08)(c)        .06(c)        (.02)(c)       (.03)(c)       (.01)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 4.42           5.76          (4.74)           .41            .63           1.13
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      4.32           5.68          (4.68)           .39            .60           1.12
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                          (.08)         (1.10)            --(d)        (.40)          (.58)            --
--------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                            --           (.01)            --           (.07)            --             --
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                               --             --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                          --             --             --             --           (.01)            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.08)         (1.11)            --           (.47)          (.59)            --
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $17.59         $13.35          $8.78         $13.46         $13.54         $13.53
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                    32.43*         70.88         (34.75)          2.93           4.65           9.03*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $18,553        $14,500         $5,488        $10,304         $9,144         $2,829
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .93*          1.96           1.96           2.00           2.06           2.09*
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)           (.64)*         (.69)           .57           (.17)          (.24)          (.45)*
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    79.15*        183.18         128.25          89.77          72.68          91.13
--------------------------------------------------------------------------------------------------------------------------
    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

  (c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.



Notes to financial statements
March 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Asia Pacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks and other securities of Asian or Pacific Basin countries.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price.

Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. (See Section F of Note 1 with respect to the valuation of forward currency contracts.)

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended March 31, 2000, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 1999, the fund had a capital loss carryover of approximately $179,363,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
   $21,694,000    September 30, 2004
     6,385,000    September 30, 2005
    41,190,000    September 30, 2006
   110,094,000    September 30, 2007

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services
and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion and 0.53% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 2000, fund expenses were reduced by $118,997 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,121 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended March 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $147,673 and $6,316 from the sale of class A and class M shares, respectively, and received $247,413 and $3,075 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received $3,578 on class A redemptions.

Note 3
Purchase and sale of securities

During the six months ended March 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $503,271,407 and $494,523,608, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At March 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended March 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 31,826,771        $512,467,028
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  142,276           2,338,691
---------------------------------------------------------------------------
                                            31,969,047         514,805,719

Shares
repurchased                                (31,635,998)       (520,285,449)
---------------------------------------------------------------------------
Net increase
(decrease)                                     333,049         $(5,479,730)
---------------------------------------------------------------------------

                                             Year ended September 30, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 59,365,607        $638,284,289
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,316,540          11,848,859
---------------------------------------------------------------------------
                                            60,682,147         650,133,148

Shares
repurchased                                (69,576,374)       (724,586,710)
---------------------------------------------------------------------------
Net decrease                                (8,894,227)       $(74,453,562)
---------------------------------------------------------------------------

                                           Six months ended March 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,885,379        $124,348,957
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   55,644             896,986
---------------------------------------------------------------------------
                                             7,941,023         125,245,943

Shares
repurchased                                 (8,220,636)       (133,277,017)
---------------------------------------------------------------------------
Net decrease                                  (279,613)        $(8,031,074)
---------------------------------------------------------------------------

                                             Year ended September 30, 1999
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 14,238,409        $159,559,326
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,235,747          10,948,718
---------------------------------------------------------------------------
                                            15,474,156         170,508,044

Shares
repurchased                                (10,265,946)       (112,205,552)
---------------------------------------------------------------------------
Net increase                                 5,208,210         $58,302,492
---------------------------------------------------------------------------

                                           Six months ended March 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,537,279         $25,890,125
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,996              32,759
---------------------------------------------------------------------------
                                             1,539,275          25,922,884

Shares
repurchased                                   (568,790)         (9,494,170)
---------------------------------------------------------------------------
Net increase                                   970,485         $16,428,714
---------------------------------------------------------------------------

                                              For the period July 26, 1999
                                               (commencement of operations)
                                                     to September 30, 1999
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    178,127          $2,352,451
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               178,127           2,352,451

Shares
repurchased                                     (6,867)            (91,458)
---------------------------------------------------------------------------
Net increase                                   171,260          $2,260,993
---------------------------------------------------------------------------

                                           Six months ended March 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,514,413         $24,407,962
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    5,427              88,412
---------------------------------------------------------------------------
                                             1,519,840          24,496,374

Shares
repurchased                                 (1,551,287)        (26,031,665)
---------------------------------------------------------------------------
Net decrease                                   (31,447)        $(1,535,291)
---------------------------------------------------------------------------

                                             Year ended September 30, 1999
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,124,523         $33,844,735
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   67,917             607,179
---------------------------------------------------------------------------
                                             3,192,440          34,451,914

Shares
repurchased                                 (2,730,963)        (30,211,465)
---------------------------------------------------------------------------
Net increase                                   461,477          $4,240,449
---------------------------------------------------------------------------


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund

New Opportunities Fund

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government Income Fund

Money Market Fund**

Preferred Income Fund

Strategic Income Fund*

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Justin M. Scott
Vice President

Paul C. Warren
Vice President and Fund Manager

Carmel Peters
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Asia Pacific Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com



SA001-60354  844/193/470  5/00